Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
NOTE 3 - CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	June 30, 2017	December 31, 2016
Cash on hand and at banks	$ 79,749	$ 17,360

Total cash and cash equivalents	$ 79,749	$ 17,360

Restricted cash, at each of June 30, 2017 and December 31, 2016, included $799 and $2,228, respectively, which related to amounts held in retention accounts as required by certain of Navios Partners' credit facilities. Also, as of June 30, 2017 and December 31, 2016, an amount of $5,500 was held as security in the form of a letter of guarantee, relating to the chartering of a vessel.